Borrowings - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended						2 Months Ended			4 Months Ended	12 Months Ended
	Jan. 15, 2021 USD ($) shares	Sep. 05, 2019 USD ($) installment $ / shares	Apr. 16, 2018 CNY (¥)	Sep. 29, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Jan. 31, 2021 CNY (¥) shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) $ / shares	Oct. 31, 2020 shares	Aug. 31, 2020 shares	Feb. 29, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Feb. 29, 2020 $ / shares	Feb. 28, 2019 USD ($)	May 18, 2017 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings															¥ 1,550,000	¥ 5,230,000		¥ 1,550,000	$ 820,701
Aggregate principal amount converted | $																	$ 3,080
Conversion price | $ / shares											$ 3.50									$ 3.07
Current portion of loan from joint investor																456,190
Asset-backed Securities Current																343,654
Asset-backed Securities Non-Current																256,290
Facility amount															16,255,000	29,340,000		16,255,000
Borrowings
Debt Instrument [Line Items]
Facility amount															1,875,400	5,180,000		1,875,400
Letter of guarantee
Debt Instrument [Line Items]
Facility amount															680,000	590,000		680,000
Banker's acceptance
Debt Instrument [Line Items]
Facility amount															¥ 985,000	3,828,600		985,000
ASU 2020-06
Debt Instrument [Line Items]
Convertible senior notes																¥ 9,440,626
Long-term Debt | $																			$ 26,340
Class A Ordinary Shares
Debt Instrument [Line Items]
Aggregate principal amount converted						¥ 148,393	$ 22,526
Shares issued upon conversion | shares						7,219,872	7,219,872								49,582,686	316,979	316,979
Asset pledged
Debt Instrument [Line Items]
Trade receivables pledged to secure short-term bank borrowings															¥ 49,800	¥ 440,159		49,800
Short-term investments pledged to secure short-term bank borrowings															155,498	556,299		155,498
Restricted cash pledged to secure short-term bank borrowings															0	1,123,596		0
Trade receivables pledged to secure long-term bank borrowings															65,138	104,424		65,138
Joint Investment Agreement [Member] | Wuhan Donghu New Technology Development Zone Management Committee [Member] | Wuhan NIO Energy Co., Ltd. ("PE WHJV") [Member]
Debt Instrument [Line Items]
Loan subscribed																						¥ 384,000
Rate of subscribed capital																						49.00%
Injection of cash debt			¥ 234,000	¥ 100,000	¥ 50,000
Threshold limit of net assets under agreement																550,000
Accrued interest																72,190		53,950
Short Term Borrowings At December 2020 [Member]
Debt Instrument [Line Items]
Short-term borrowings															¥ 1,550,000			¥ 1,550,000
Short Term Borrowings At December 2020 [Member] | Maximum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)																		4.85%
Short Term Borrowings At December 2020 [Member] | Minimum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)																		3.30%
Short Term Borrowings At December 2021 [Member]
Debt Instrument [Line Items]
Short-term borrowings																¥ 5,230,000
Short Term Borrowings At December 2021 [Member] | Maximum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)																4.45%	4.45%
Short Term Borrowings At December 2021 [Member] | Minimum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)																2.95%	2.95%
Convertible Notes
Debt Instrument [Line Items]
Convertible senior notes | $																					$ 650,000
Additional convertible senior notes | $																					$ 100,000
Interest rate											0.00%				0.50%			0.50%		0.00%	4.50%
Aggregate principal amount converted | $								$ 50,000	$ 7,000	$ 50,000
Number of installment | installment		2
Conversion price | $ / shares																			$ 93.06
Annual premium rate at maturity		2.00%
Effective interest rate											0.00%				0.50%			0.50%		0.00%	4.50%
Convertible Notes | American Depositary Shares
Debt Instrument [Line Items]
Shares issued upon conversion | shares									735
Convertible Notes | Third Party Investors One
Debt Instrument [Line Items]
Convertible senior notes															¥ 0	¥ 0		¥ 0
Aggregate principal amount converted														¥ 200,000
Convertible Notes | Third Party Investors Two
Debt Instrument [Line Items]
Convertible senior notes															0	0		0
Aggregate principal amount converted | $											$ 235,000
Convertible Notes | Tencent Holdings Limited | Mr. Bin Li,
Debt Instrument [Line Items]
Convertible senior notes		$ 200,000													¥ 326,245	175,166		¥ 326,245
Convertible Notes | Tencent Holdings Limited | Mr. Li,
Debt Instrument [Line Items]
Convertible senior notes | $		$ 100,000
Convertible Notes 2024
Debt Instrument [Line Items]
Convertible notes																1,053,112
360-day Notes
Debt Instrument [Line Items]
Conversion price | $ / shares		$ 2.98
Note payable term		360 days						360 days		360 days
3-year Notes
Debt Instrument [Line Items]
Conversion price | $ / shares		$ 3.12
Note payable term		3 years				3 years	3 years	3 years		3 years
Convertible notes issued in January and February 2020 | American Depositary Shares
Debt Instrument [Line Items]
Shares issued upon conversion | shares													65,146,600
Convertible notes issued in March 2020
Debt Instrument [Line Items]
Shares issued upon conversion | shares												67,142,790
Convertible Senior Notes Due 2024
Debt Instrument [Line Items]
Convertible senior notes | $																			$ 578,902
Aggregate principal amount converted | $	$ 581,685
Shares issued upon conversion | shares	62,192,017
Conversion premium | $	$ 56,359																		$ 56,359
Convertible Senior Notes Due 2026
Debt Instrument [Line Items]
Aggregate principal amount of notes | $							$ 750,000
Convertible Senior Notes Due 2026 | American Depositary Shares
Debt Instrument [Line Items]
Percentage of principal amount of notes to be repurchased for repurchase price							100.00%
Convertible Senior Notes Due 2027
Debt Instrument [Line Items]
Aggregate principal amount of notes | $							$ 750,000
Capped Call Transactions and Zero-Strike Call Transactions [Member]
Debt Instrument [Line Items]
Interest Expense, Debt																¥ 1,849,600
Shares issued upon conversion | shares	16,402,643